SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
(a)      LP3 compensation plans (2020-2023)

The Company implemented a program for a group of executives, which existed until March 2023, with a demand period between October 2020 and March 2023, where the collection percentage was annual and cumulative. The methodology is an estimate of the number of units, where a goal of the value of the action is set.

The benefit is vested if the target of the share price defined in each year is met. In case the benefit accumulates up to the last year the total benefit is doubled (in case the share price is achieved).

This Compensation Plan was finally not executed because the share price required for its collection is below the initial target.

(b) CIP (Corporate Incentive Plan)

As indicated in Note 22, in the context of the exit from Chapter 11 Proceedings, the Company implemented a talent retention program for the Company's employees, which is divided into three categories. The first one (i.e., Non-Executive Employees) simply contemplates guaranteed payments in cash to the respective employees on certain dates depending on the country where the employee is hired. On the other hand, the remaining two categories (i.e., Non-GEM Executives and GEM Executives) contemplated the granting of synthetic units of remuneration (the "Units") that, by reference, are considered as equivalent to the price of one share of LATAM Airlines Group S.A. and consequently, in case they become effective, grant the worker the right to receive the payment in cash that results from multiplying the number of Units that are pay for the value per share of LATAM Airlines Group S.A. that must be considered in accordance with the CIP.

Below are more details of these two categories.

Non-GEM Executives

The first subprogram applies to senior executives not part of the GEM (Global Executive Meeting - Senior Managers, Managers, Deputy Managers). In this context, this program contemplates two different bonuses: (1) a retention bonus, consisting of the amount in money resulting from Units that are assigned to the respective employee and these Units being paid 20% on month 15 and 80% at month 24, in each case, counted from Exit date from the Chapter 11 Procedure (i.e., November 3, 2022) (the "Exit Date"). This is consequently, a guaranteed payment for these employees; and (2) a bonus associated to the performance defined on based on the compliance of certain financial indicators of LATAM Airlines Group S.A. and its subsidiaries, which is reflected in Note 19(b), becoming effective 20% at month 15 and 80% at month 24, in each case, from the Exit Date. Consequently, this is a temporary payment that is only made if these indicators are met.
GEM Executives

Applies to senior executives of the Company who are part of the GEM (CEO and employees whose job description is "vice presidents" or "directors"). Employees that participating in this program are eligible to receive cash payments for Units. These Units are as follows:

1. "RSUs" (Retention Shares Units): That is, Units associated with the employee's permanence in the Company, and consequently, are associated with the passage of time. In its totality, the CIP contemplates up to 3,107,603,293 RSUs which are made effective by partialities in the terms indicated below.

As a general rule, RSUs will be eligible to become effective at the rate of one third on each of the following dates: month 24, month 36 and month 42, in each case, counted from the Exit Date. The mentioned above, subject to the occurrence of a trigger event related to the volume of transactions of securities issued by LATAM Airlines Group S.A. in the terms contemplated in the CIP (hereinafter, a "VTE" – Volume Triggering Event). The number of RSUs actually paid will be determined based on the net resources accumulated as a result of a VTE on the respective determination date (hereinafter, this adjustment will be referred to as the "Pro Rata Factor").

Notwithstanding the mentioned above, the CIP also contemplates a "Minimum Guaranteed Vesting" according to which, the percentage of RSUs indicated below will be effective on each date indicated, even if a VTE has not occurred. The foregoing, net of the RSUs that may eventually have become effective previously.

Minimum Guaranteed Vesting of RSUs
Percentage of Units that become effective
Month 30 from Exit Date	20%
Month 42 from Exit Date	30%
Month 60 from Exit Date	50%

2. "PSUs" (Performance Shares Units): That is, Units associated with both the employee's permanence in the Company and the performance of LATAM Airlines Group S.A. measured according to the share price. Consequently, like RSUs, these Units are associated with the passage of time. However, PSUs also consider the market value of the share of LATAM Airlines Group S.A. considering a liquid market. However, as long as there is no such liquid market, the share price will be determined on the basis of representative transactions. In its totality, the CIP contemplates up to 4,251,780,158 PSUs which are made effective by partialities in the terms indicated below.

As a general rule, PSUs will be eligible to become effective at the rate of one third on each of the following dates: month 24, month 36 and month 42, in each case, counted from the Exit Date. The foregoing, subject to (i) a VTE having occurred; and (ii) that the quotient (hereinafter, the "Net Price/ERO (Equity Rights offering) Quotient") between the net price of sales originating in a VTE, divided by the price of share at which the shares issued were placed under the capital increase agreed at the extraordinary shareholders' meeting of LATAM Airlines Group S.A. dated July 5, 2022 (that is, US$ 0.01083865799), is greater than 150%. The number of PSUs that actually becomes effective will be determined according to the Factor Pro Rata and the Quotient Net Price/ERO Price).

From the above it flows that the PSUs constitute an eventual and not guaranteed payment.

In addition, some of the GEM Executives will also be entitled to receive a fixed and guaranteed payment in cash ("MPP" – Management Protection Plan) on certain dates under the Plan, at the rate of 33% in the month 18, 34% in the month 24 and 33% in the 30th month, all from the Exit Date. On the other hand, those employees who are eligible for this MPP will also be eligible for a limited number of additional RSUs ("MPP Based RSUs"). In its totality, the CIP includes 1,438,926,658 MPP based RSUs. As a general rule, MPP Based RSUs will be eligible to become effective on the same terms and conditions as RSUs; however, they will be eligible to become effective at a rate of one third on each of the following dates: month 18, month 24 and month 30, in each case, from the Exit Date. The valuation of these Units will be equivalent to the value of the Company's share less the ERO Price at the time they become effective.
In all cases, the respective employees must have remained as such in the Company at the corresponding accrual date to qualify for these benefits.

Given the characteristics of this program, it has been recorded in accordance with the provisions of IFRS 2 "Share-based payments" and has been considered as a "cash settlement award" and, therefore, recorded at fair value as a liability that is part of the items Trade and other accounts payables and Provisions for employee benefits, non-current, which is updated at the closing date of each financial statement with effect on profit or loss for the period and classified in the line "Administrative expenses" of the Consolidated Statement of Income by function.

The fair value has been determined on the basis of the current share price and the best estimate of the future value of the Company's share, multiplied by the number of underlying units granted. This estimate was made based on the Company's Business Plan and its main indicators such as EBITDAR, adjusted net debt.

The movement of units as of December 31, 2024 and December 31, 2025 , is as follows:

	Opening balance as of 01.01.2024	Granted during the period	Exercised during the period	Forfeited during the period	Closing balance as of December 31, 2024	Vested
RSU - Retention	2,986,456,933	35,468,268	(692,032,415)	(91,282,871)	2,238,609,915	—
PSU - Performance	4,009,588,067	42,034,943	—	(89,352,930)	3,962,270,080	—
MPP BASED RSU - Protection	1,246,879,413	—	—	(60,388,760)	1,186,490,653	—
Total	8,242,924,413	77,503,211	(692,032,415)	(241,024,561)	7,387,370,648	—

	Opening balance as of 01.01.2025	Granted during the period	Exercised during the period	Forfeited during the period	Closing balance as of December 31, 2025	Vested
RSU - Retention	2,238,609,915	79,870,832	(916,489,597)	—	1,401,991,150	—
PSU - Performance	3,962,270,080	162,161,992	(644,513,471)	—	3,479,918,601	—
MPP BASED RSU - Protection	1,186,490,653	—	(593,245,326)	—	593,245,327	—
Total	7,387,370,648	242,032,824	(2,154,248,394)	—	5,475,155,078	—